Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events

Note 16 — Subsequent events

Long-term investments

On January 5, 2023, the Company entered into an equity transfer agreement with a shareholder of Smartconn which the Company agrees to purchase 31% equity of Smartconn at 90% of the appraisal price. The consideration of the Acquisition will be paid in the form of 114,899,222 newly issued shares of the Company. The acquisition closed on January 18, 2023. Prior to the Acquisition, the Company held 19.99% in Smartconn, which together with the newly acquired shares, the Company holds in total 50.99% in Smartconn.

On March 21, 2023, the Company entered into an equity transfer agreement with a shareholder of DTI which the Company agrees to purchase 32% equity of DTI for a consideration of approximately RMB96.7 million. The consideration of will be paid in the form of 167,592,318 newly issued shares of the Company. The acquisition closed on March 24, 2023. Prior to the Acquisition, the Company held 19% in DTI, which together with the newly acquired shares, the Company holds in total 51% in DTI.

On March 28, 2023, the Company entered into an equity transfer agreement with fifteen individual shareholders (the “Relevant Shareholders”) of BOXINRUI INTERNATIONAL HOLDINGS LIMITED (“Boxinrui”), pursuant to which the Company agreed to further acquire 65% equity interest in Boxinrui for a consideration of approximately US$25.8 million, which shall be satisfied by way of allotment and issue of an aggregate of 276,448,625 shares to the Relevant Shareholders (the “Third Acquisition”). The Company will hold an aggregate of 100% equity interest of the Boxinrui following the closing of the acquisition.

Bank loans

On January 16, 2023, Powerbridge Zhuhai entered into a loan agreement with Bank of Communication to obtain a loan of $520,174 for a term of one year and at a fixed annual interest rate of 4.20%. The bank loan was guaranteed by the Company’s CEO, CEO’s spouse and a third party.

On January 19, 2023, Powerbridge Zhuhai entered into a loan agreement with Bank of Communication to obtain a loan of $1,449,864 for a term of one year and at a fixed annual interest rate of 4.20%. The bank loan was guaranteed by the representative of Zhuhai Powerbridge and pledged approximately $2.4 million fixed assets as the collateral to secure the loan.

On March 14, 2023, Powerbridge Zhuhai entered into a loan agreement with Bank of Communication to obtain a loan of $ 204,758 for a term of one year and at a fixed annual interest rate of 4.20%. The bank loan was guaranteed by the Company’s CEO, CEO’s spouse and a third party.

Convertible notes

From January 2023 to March 2023, Streeterville delivered conversion notice for convertible notes in principle of $2,427,582. The Company issued an aggregate of 26,849,931 ordinary shares, par value $0.00166667 per share, of the Company, to Streeterville.

Equity financing

The Company issued 5,000,000 ordinary shares and received approximately $0.5 million from White Lion (Note 13) in 2023.

The Company issued 26,235,245 ordinary shares and received approximately $2.8 million from YA II PN, LTD. (Note 13) in 2023.

The Company issued 6,250,000 ordinary shares and received approximately $0.5 million from TBS (Note 13) in 2023.

New subsidiary

To explore metaverse business, the Company established one new subsidiary in China. Hunan Powerverse Digital Co., Ltd. was established on March 9, 2023 and the Company has 51% equity interest.